AMERICAN FUNDS INSURANCE SERIES
333 South Hope Street
Los Angeles, California 90071
Telephone  (213) 486-9200

CHAD L. NORTON
Secretary

May 3, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: AMERICAN FUNDS INSURANCE SERIES
    FILE NOS.  2-86838 AND 811-3857

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 30, 2002 of the Registrant's Post-Effective Amendment No. 33 under the Act and Amendment No. 33 under the Investment Company Act of 1940.

Sincerely,
Chad L. Norton

Attachment

cc: Ms. Yolanda Ross
    (DIVISION OF INVESTMENT MANAGEMENT -
    OFFICE OF INSURANCE PRODUCTS)